COMMITMENTS - GUARANTEES AND COMMITMENTS (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Guarantees
Financial, labor-related, tax and rental transactions	$ 126,184,000	$ 119,356,000
Contractual Obligations	150,796,000	187,962,000
Other	157,000	85,000
Guarantees and commitments to third parties	$ 277,137,000	$ 307,403,000